Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth certain compensation information for the Company’s two principal executive officers (“PEOs”) during the
2020-24
period (CEOs, Andrew Lane and Robert Saltiel), the average compensation during each year in that period for the other NEOs, the cumulative total shareholder return (TSR) of MRC Global and the companies in the OIH Index (expressed as the annual amount of $100 invested in each at the end of 2019) and MRC Global’s annual Net Income and Adjusted EBITDA. See “Reconciliation of
Non-GAAP
Financial Measures From GAAP – Adjusted EBITDA”. Note that the Company has changed to using VanEck Oil Services ETF (the OIH Index) rather than the Philadelphia Oilfield Services Index (the “OSX Index”) to better reflect our markets for investor capital. The OSX Index included companies such as Hess Corporation, which is an oil and gas operator rather than oilfield service companies. We changed to the OIH Index to better align the index with oilfield service companies and because the index includes a greater number of comparator companies. Note also that “Compensation Actually Paid” or “CAP” does not reflect actual payments to each executive but rather a mix of payments, vestings of equity and changes in equity values as further set forth in the CAP Calculation Detail tables below.

Pay vs. Performance
							Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO (2) (3)	Compensation Actually Paid to Second PEO (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs (3) (4)	Total Shareholder Return (5)	OIH Index Total Shareholder Return (5)	Net Income (Loss)	Adjusted EBITDA (6)
2024	—	$5,992,594	—	$ 9,214,055	$1,448,384	$1,974,803	$94	$109	$ 49,616,000	$200,123,000
2023	—	$6,653,695	—	$ 3,144,397	$1,692,319	$1,130,373	$81	$122	$ 90,000,000	$250,000,000
2022	—	$6,206,019	—	$11,019,566	$1,633,774	$2,549,179	$85	$119	$ 75,000,000	$261,000,000
2021	$1,067,972	$5,922,877	($ 103,009)	$ 4,521,852	$1,491,918	$1,211,125	$50	$ 71	($ 14,000,000)	$146,000,000
2020	$8,436,273	—	$2,407,746	—	$1,113,767	$ 175,299	$49	$ 59	($274,000,000)	$ 97,000,000

(1)	MRC Global’s first PEO for 2020-21 was Andrew Lane. MRC Global’s second PEO for 2021-24 was Robert Saltiel.

(2)	See PEO CAP Calculation Detail table below for details of CAP calculations for PEOs.

(3)
The fair value as of the applicable fiscal year end (prior to vesting) for RSUs and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For 2020 and 2021, the PSUs vest at the end of a three-year performance period with payouts ranging from 0% - 200% for both the relative TSR component and a RANCE component. For 2022, 2023, and 2024, the PSUs vest at the end of a three-year period based on relative TSR performance for each of four periods with payouts ranging from 0% - 200%. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in the OIH index (or OSX index in 2023), DNOW Inc. and the Russell 2000 Index (taken as a whole). With respect to the RANCE component for 2020 and 2021 PSU grants, the number of shares for the RANCE component was adjusted to take into account performance.

(4)	See Non-PEO Average CAP Calculation Detail table below for details of CAP calculations for non-PEO NEOs.

(5)	TSR is based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.

(6)
The Board, and its Compensation & Human Capital Committee, determined that Adjusted EBITDA was the most important financial performance measure that the Company used to link compensation actually paid to our NEOs to financial performance for 2024. The Company and investors use Adjusted EBITDA to assess the performance of MRC Global’s business over time and against similar companies. Adjusted EBITDA directly impacts the executive annual cash bonus payments. We believe adjusted EBITDA provides investors a helpful measure for comparing our operating performance with the performance of other companies that may have different financing and capital structures or tax rates. We believe it is a useful indicator of our operating performance without regard to items, such as amortization of intangibles, which can vary substantially from company to company depending upon the nature and extent of acquisitions.

PEOs CAP Calculation Detail

	PEO 1 (Andrew Lane)			PEO 2 (Robert Saltiel)
Compensation Element	2020	2021	2021	2022	2023	2024
SCT Reported Total Compensation	$8,436,273	$1,067,972	$5,922,877	$6,206,019	$6,653,695	$5,992,594
Aggregate SCT Reported Equity Compensation (-)	$6,862,393	$797,807	$4,804,408	$3,578,576	$4,914,551	$4,446,383
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$5,591,848	$0	$3,403,383	$5,719,293	$3,455,166	$5,736,698
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($3,807,047)	($972,078)	$0	$2,384,784	($2,008,090)	$1,853,666
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($950,935)	$598,904	$0	$288,045	($41,823)	$77,480
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0	$0
CAP	$2,407,746	($103,009)	$4,521,852	$11,019,566	$3,144,397	$9,214,055

Non-PEO NEOs Average CAP Calculation Detail

	Year
Compensation Element	2020	2021	2022	2023	2024
SCT Reported Total Compensation	$1,113,767	$1,491,918	$1,633,774	$1,692,319	$1,448,384
Aggregate SCT Reported Equity Compensation (-)	$463,921	$780,052	$643,889	$940,740	$784,965
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$211,665	$524,633	$1,048,530	$679,423	$1,012,757
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($553,319)	($84,835)	$413,122	($345,936)	$316,783
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$942	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($132,893)	$58,519	$97,642	$45,307	($18,156)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0
CAP	$175,299	$1,211,125	$2,549,179	$1,130,373	$1,974,803

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The fair value as of the applicable fiscal year end (prior to vesting) for RSUs and PSU awards at target performance was calculated pursuant to FASB ASC Topic 718. For 2020 and 2021, the PSUs vest at the end of a three-year performance period with payouts ranging from 0% - 200% for both the relative TSR component and a RANCE component. For 2022, 2023, and 2024, the PSUs vest at the end of a three-year period based on relative TSR performance for each of four periods with payouts ranging from 0% - 200%. For PSU awards based on relative TSR, the fair value is estimated at year end based on a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to companies in the OIH index (or OSX index in 2023), DNOW Inc. and the Russell 2000 Index (taken as a whole). With respect to the RANCE component for 2020 and 2021 PSU grants, the number of shares for the RANCE component was adjusted to take into account performance.
Peer Group Issuers, Footnote	TSR is based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.
Adjustment To PEO Compensation, Footnote

PEOs CAP Calculation Detail

	PEO 1 (Andrew Lane)			PEO 2 (Robert Saltiel)
Compensation Element	2020	2021	2021	2022	2023	2024
SCT Reported Total Compensation	$8,436,273	$1,067,972	$5,922,877	$6,206,019	$6,653,695	$5,992,594
Aggregate SCT Reported Equity Compensation (-)	$6,862,393	$797,807	$4,804,408	$3,578,576	$4,914,551	$4,446,383
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$5,591,848	$0	$3,403,383	$5,719,293	$3,455,166	$5,736,698
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($3,807,047)	($972,078)	$0	$2,384,784	($2,008,090)	$1,853,666
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($950,935)	$598,904	$0	$288,045	($41,823)	$77,480
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0	$0
CAP	$2,407,746	($103,009)	$4,521,852	$11,019,566	$3,144,397	$9,214,055

Non-PEO NEO Average Total Compensation Amount	$ 1,448,384	$ 1,692,319	$ 1,633,774	$ 1,491,918	$ 1,113,767
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,974,803	1,130,373	2,549,179	1,211,125	175,299
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs Average CAP Calculation Detail

	Year
Compensation Element	2020	2021	2022	2023	2024
SCT Reported Total Compensation	$1,113,767	$1,491,918	$1,633,774	$1,692,319	$1,448,384
Aggregate SCT Reported Equity Compensation (-)	$463,921	$780,052	$643,889	$940,740	$784,965
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$211,665	$524,633	$1,048,530	$679,423	$1,012,757
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($553,319)	($84,835)	$413,122	($345,936)	$316,783
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$942	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($132,893)	$58,519	$97,642	$45,307	($18,156)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$0	$0	$0	$0
CAP	$175,299	$1,211,125	$2,549,179	$1,130,373	$1,974,803

Compensation Actually Paid vs. Total Shareholder Return
The following graphs show the relationship between MRC Global’s cumulative TSR since December 31, 2019 each year through the end of 2024 and the cumulative TSR of the companies in the OIH Index as well as CAP as set forth in the Pay vs Performance table above. For further information see Item 5 of the Company’s Form
10-K
for the year ended December 31, 2024.

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between each of Net Income and Adjusted EBITDA and CAP for our PEOs and the average of the other NEOs in each year. See “Reconciliation of
Non-GAAP
Financial Measures From GAAP – Adjusted EBITDA”.

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between each of Net Income and Adjusted EBITDA and CAP for our PEOs and the average of the other NEOs in each year. See “Reconciliation of
Non-GAAP
Financial Measures From GAAP – Adjusted EBITDA”.

Total Shareholder Return Vs Peer Group
The following graphs show the relationship between MRC Global’s cumulative TSR since December 31, 2019 each year through the end of 2024 and the cumulative TSR of the companies in the OIH Index as well as CAP as set forth in the Pay vs Performance table above. For further information see Item 5 of the Company’s Form
10-K
for the year ended December 31, 2024.

Tabular List, Table
The following table sets forth the four principal compensation measures that the Company used to measure the performance of its executive officers, including the NEOs, during 2024.

2024 Compensation Performance Measures
Adjusted EBITDA
TRIR
LWDR
3-Year TSR
1-Year TSR

Total Shareholder Return Amount	$ 94	81	85	50	49
Peer Group Total Shareholder Return Amount	109	122	119	71	59
Net Income (Loss)	$ 49,616,000	$ 90,000,000	$ 75,000,000	$ (14,000,000)	$ (274,000,000)
Company Selected Measure Amount	200,123,000	250,000,000	261,000,000	146,000,000	97,000,000
Incentive	$ 530,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	TRIR
Measure:: 3
Pay vs Performance Disclosure
Name	LWDR
Measure:: 4
Pay vs Performance Disclosure
Name	3-Year TSR
Measure:: 5
Pay vs Performance Disclosure
Name	1-Year TSR
Andrew Lane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,067,972	$ 8,436,273
PEO Actually Paid Compensation Amount				$ (103,009)	$ 2,407,746
PEO Name				Andrew Lane	Andrew Lane
Robert Saltiel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,992,594	$ 6,653,695	$ 6,206,019	$ 5,922,877
PEO Actually Paid Compensation Amount	$ 9,214,055	$ 3,144,397	$ 11,019,566	$ 4,521,852
PEO Name	Robert Saltiel	Robert Saltiel	Robert Saltiel	Robert Saltiel
Salary	$ 860,000
PEO | Andrew Lane [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (797,807)	$ (6,862,393)
PEO | Andrew Lane [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	5,591,848
PEO | Andrew Lane [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(972,078)	(3,807,047)
PEO | Andrew Lane [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Andrew Lane [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				598,904	(950,935)
PEO | Andrew Lane [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Robert Saltiel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,446,383)	$ (4,914,551)	$ (3,578,576)	(4,804,408)
PEO | Robert Saltiel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,736,698	3,455,166	5,719,293	3,403,383
PEO | Robert Saltiel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,853,666	(2,008,090)	2,384,784	0
PEO | Robert Saltiel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Robert Saltiel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,480	(41,823)	288,045	0
PEO | Robert Saltiel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(784,965)	(940,740)	(643,889)	(780,052)	(463,921)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,012,757	679,423	1,048,530	524,633	211,665
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,783	(345,936)	413,122	(84,835)	(553,319)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	942	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,156)	45,307	97,642	58,519	(132,893)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0